2. INVENTORIES (Sept 2019 Note) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2019	June 30, 2019
Raw Materials	$693,257	$578,856
Work-In-Progress	588,439	409,019
Finished Goods	790,156	746,729
Total Inventories	$2,071,852	$1,734,604

	2019	2018
Raw material	$578,856	$500,908
Work-in-progress	409,019	434,536
Finished goods	746,729	208,624
	$1,734,604	$1,144,068